Schedule of Interest Rate Derivative Activity (Details) - Interest Rate Swap [Member] - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Notional Amount of Derivative Instrument, Undesignated	$ 0	$ 0	$ 38	$ 0	$ 0	$ 38
Fair Value Hedging [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Notional Amount of Derivative Instrument, Terminated	0	55	175	0	55	175
Notional Notional Amount of Derivative Instrument, Issued	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0